Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ 267	$ (699)	$ (67)	$ (432)	$ (515)
Net actuarial gains (losses) on plan assets	(262)	626	(9)	364	333
Changes in asset ceiling excluding interest income	1	(1)			(1)
Net remeasurement gains (losses) recognized in OCI	6	(74)	(76)	(68)	(183)
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	12	(35)	(3)	(23)	(26)
Net remeasurement gains (losses) recognized in OCI	$ 12	$ (35)	$ (3)	$ (23)	$ (26)